Fair Value Measurement - Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ (162,141)	$ (22,836)	¥ (221,123)	¥ (201,771)
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 43,332
Valuation Technique, Discounted Cash Flow [Member] | Volatility [member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.541
Valuation Technique Black Scholes Method [Member] | Discount Rate [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 158,771
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.462
Valuation, Market Approach [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities	¥ 111,697
Valuation, Market Approach [Member] | Volatility [member] | Fair Value, Measurements, Recurring [Member]
Available-for-Sale Debt Securities, Measurement Input	0.555
Valuation, Market Approach [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.587
Valuation, Market Approach [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.553